Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Loans by Risk Category - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	$ 303,432	$ 306,485	$ 294,478
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	294,493	292,442	279,249
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	2,413	3,937	4,066
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	4,881	6,967	5,904
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	1,645	3,139	5,259
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0	0
Home Equity And Second Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		38,125	35,269
Home Equity And Second Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		37,860	34,693
Home Equity And Second Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		2	198
Home Equity And Second Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		134	126
Home Equity And Second Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		129	252
Home Equity And Second Mortgage [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	$ 0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	107,538	107,096
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	105,401	104,780
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	100	105
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	968	1,292
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	1,069	919
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	10,568	11,080
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	7,661	7,969
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	92	94
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	2,795	3,001
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	20	16
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	8,362	8,463
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	8,362	7,722
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	741
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	75,652	78,480
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	72,937	73,204
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	1,649	2,648
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	632	2,195
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	434	433
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	25,107	28,406
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	24,264	26,137
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	514	298
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	329	329
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	1,642
Commercial Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Commercial Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	75,652	78,480
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	38,493	38,125
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	38,229	37,860
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	1	2
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	141	134
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	122	129
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	37,712	34,835
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	37,639	34,770
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	57	49
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	16	16
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	$ 0	$ 0